Financial instruments - Investments in equity securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Gain (loss)	$ 0
Equity investments [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value		$ 69,011
Gain (loss)	34,339
Denison [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value			$ 34,827
Gain (loss)	15,257
UEX [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value		19,605
Gain (loss)	8,758
ISO Energy [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value		10,756
Gain (loss)	8,078
GoviEx [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value		3,558
Gain (loss)	2,996
Other [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value		$ 265
Gain (loss)	$ (750)